Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	£ 366	£ 515
Intangible assets	2,769	2,742
Investments in joint ventures and associates	24	6
Deferred income tax assets	57	32
Financial assets – derivative financial instruments	30	45
Retirement benefit assets	537	410
Other financial assets	113	138
Income tax assets	97
Trade and other receivables	129	223
Total non-current assets	4,122	4,111
Current assets
Intangible assets – product development	894	905
Inventories	98	129
Trade and other receivables	1,257	1,118
Financial assets – derivative financial instruments	2	18
Income tax assets	26
Cash and cash equivalents (excluding overdrafts)	937	1,097
Total current assets	3,214	3,267
Assets classified as held for sale	7	73
Total assets	7,343	7,451
Non-current liabilities
Financial liabilities - borrowings	(1,245)	(1,397)
Financial liabilities - derivative financial instruments	(30)	(40)
Deferred income tax liabilities	(40)	(62)
Retirement benefit obligations	(66)	(85)
Provisions for other liabilities and charges	(7)	(8)
Other liabilities	(95)	(80)
Non-current liabilities	(1,483)	(1,672)
Current liabilities
Trade and other liabilities	(1,256)	(1,196)
Financial liabilities - borrowings	(155)	(254)
Financial liabilities - derivative financial instruments	(4)	(12)
Income tax liabilities	(125)	(84)
Provisions for other liabilities and charges	(40)	(25)
Total current liabilities	(1,580)	(1,571)
Liabilities classified as held for sale	0	(74)
Total liabilities	(3,063)	(3,317)
Net assets	4,280	4,134
Equity
Share capital	189	188
Share premium	2,626	2,620
Treasury shares	(12)	(7)
Capital redemption reserve	18	18
Fair value reserve	33	53
Translation reserve	386	388
Retained earnings	1,030	865
Total equity attributable to equity holders of the company	4,270	4,125
Non-controlling interest	10	9
Total equity	£ 4,280	£ 4,134